Finance income and charges - Hyperinflation narrative (Details) - Venezuela - ves / £	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Movement In Price Index In Hyperinflationary Economy	479.00%	502.00%
Venezuelan bolivar soberano
Disclosure of geographical areas [line items]
Closing foreign exchange rate	64,166,658	2,525,956